IDENTIFIABLE INTANGIBLE ASSET (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Intangible Assets [Abstract]
Product rights, at cost	$ 27,637	$ 9,047
Finite Lived Trade Names Gross	262	212
Research and development in process gross	8,122	4,332
Intangible assets, gross, excluding goodwill	36,021	13,591
Product rights, accumulated amortization	6,418	5,876
Finite Lived Trade Names Accumulated Amortization	46	40
Intangible assets accumulated amortization	6,464	5,916
Products rights net	21,219	3,171
Trade Names Net	216	172
Research and development in process net	8,122	4,332
Intangible assets, net (excluding goodwill) total	29,557	7,675
Impairment of intangible assets Excluding Goodwill	564	265
Amortization Of Intangible Assets	811	838
Adjustment For Amortization	$ 811	$ 838